BUSINESS ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)		¥ 10,828	$ 1,699	¥ 49,411
Gain recognized on remeasurement of previously held equity interest in acquiree		1,874	$ 294	16,272
Goodwill recognized in these acquisitions		22,117			$ 3,471	¥ 22,121
Remeasured to fair value	¥ 10,896
Several business combinations
Business Acquisition [Line Items]
Total cash consideration transferred (net of cash acquired)	¥ 10,828			49,411
Cash acquired				12,577
Fair value of existing equity interest				35,040
Gain recognized on remeasurement of previously held equity interest in acquiree		¥ 1,874		16,272
Purchase price allocated to the fair value of assets acquired				111,025
Purchase price allocated to the fair value of liabilities assumed				10,712
Purchase price allocated to the fair value of non-controlling				15,862
Goodwill recognized in these acquisitions				64,954
Several business combinations | Trade Name
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired				¥ 6,400
Amortization periods of intangible assets acquired (in years)				10 years
Several business combinations | Technology
Business Acquisition [Line Items]
Purchase price allocated to the fair value of intangible assets acquired				¥ 27,600
Amortization periods of intangible assets acquired (in years)				5 years